Loans and Borrowings - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	$ 441	$ 384	$ 534
Term loan	$ 2,000
Borrowings, maturity	January 2026
Percentage of principal payment to be paid per quarter	0.25%
Secured bank loans received current	$ 83	121
Motor Vehicles Held For Leasing [Member]
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	247	294	$ 416
Bank loan 5 | IDR | Breach Of Loan Covenant [Member]
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Secured bank loans received current	$ 20	$ 39
Borrowings term	4 years	4 years